Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Buildings	402,671	285	46
Medical equipment	1,324,206	1,077,612	173,680
Electronic and office equipment	36,458	12,432	2,004
Motor vehicles	3,931	1,768	285
Leasehold improvement and building improvements	5,087	5,087	820
Construction in progress	116,445	26,532	4,275

Total	1,888,798	1,123,716	181,110
Less: accumulated depreciation	(393,046)	(370,854)	(59,771)

	1,495,752	752,862	121,339

Less: accumulated impairment charges	(3,179)	(3,179)	(512)

	1,492,573	749,683	120,827

Depreciation expenses were RMB119,919, RMB149,975 and RMB175,008 (US$28,206) for the years ended December 31, 2012, 2013 and 2014, respectively.

As at December 31, 2013 and 2014, certain of the Group’s property, plant and equipment with a total net book value of RMB502,575 and RMB164,938 (US$26,583) were pledged as security for bank borrowings of RMB254,308 and RMB163,185 (US$26,301), respectively (note 16).

As at December 31, 2013 and 2014, the Group held equipment under operating lease contracts with customers with an original cost of RMB1,113,934 and RMB1,067,057 (US$171,978) and accumulated depreciation of RMB305,165 and RMB347,524 (US$56,011), respectively.